Note 13 - Commitments and contingencies (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 08, 2011	Feb. 28, 2013	Mar. 22, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				4,000,000
Share Price (in Dollars per share)				$ 0.25
Aggregate Sales Price for Common Stock				$ 1,000,000
Minimum Installment Amount of Purchase Price				100,000
Proceeds from Issuance of Common Stock				25,000
Stock Issued During Period, Shares, New Issues (in Shares)	2,804,593	100,000	173,000	100,000
Operating Leases, Rent Expense, Net				298,452	361,189
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation				6,468	1,617
Capital Leases, Balance Sheet, Assets by Major Class, Net				8,085	12,935
Loss Contingency, Damages Sought, Value				3,000,000
Subsequent Event [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				2,243,644
Proceeds from Issuance of Common Stock				75,000
Stock Issued During Period, Shares, New Issues (in Shares)				300,000
Pro Forma [Member]
Cash				100,000
Scenario, Forecast [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)				3,900,000
Receivable from Shareholders or Affiliates for Issuance of Capital Stock				975,000
On Or Before January 31, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock				50,000
On Or Before February 15, 2013 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock				50,000
On Or Before May 27, 2014 [Member]
Receivable from Shareholders or Affiliates for Issuance of Capital Stock				$ 900,000